Equity Shares	12 Months Ended
Mar. 31, 2012
Equity Shares [Abstract]
EQUITY SHARES
23.	EQUITY SHARES

The Company has only one class of capital stock referred to herein as equity shares. Par value of each equity share outstanding as of March 31, 2012 is Rs.10.

Voting
Each holder of equity shares is entitled to one vote.

Dividends
Final dividends proposed by the Board of Directors are payable when formally declared by the shareholders, who have the right to decrease but not increase the amount of the dividend recommended by the Board of Directors. The Board of Directors declares interim dividends without the need for shareholders’ approval. Dividends payable to equity shareholders are based on the net income available for distribution as reported in MTNL’s unconsolidated financial statements prepared in accordance with Indian GAAP. Dividends are declared and paid in `. Net income in accordance with U.S. GAAP may, in certain years, either not be fully available or be additionally available for distribution to equity shareholders.

Under Indian GAAP the accumulated retained earnings available for distribution to equity shareholders, subject to certain restrictions was Rs.74,700 million, Rs.55,718 million and Rs.14,811 million as of March 31, 2010, 2011 and 2012, respectively.

Under the Indian Companies Act, dividends may be paid out of the profits of a company in the year in which the dividend is declared or out of the undistributed profits of previous fiscal years. Before declaring a dividend greater than 10.0% of the par value of its equity shares, a company is required to transfer to its reserves a minimum percentage of its profits for that year, ranging from 2.5% to 10.0% or higher, depending on the dividend percentage to be declared in such year.

Liquidation
In the event of liquidation of the Company, the holders of equity shares shall be entitled to receive all of the remaining assets of the Company in proportion to the number of equity shares held, after distribution of all preferential amounts, if any.

Stock options
MTNL has not granted any stock options to any of its employees or to others.